Supplement dated May 24, 2024
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus, Summary Prospectus and SAI Dated
Columbia Funds Variable Series Trust II
CTIVP® – American Century Diversified Bond Fund	5/1/2024
Jeffrey Houston, Vice President and Senior Portfolio Manager of American Century, will no longer serve as Co-Portfolio Manager for the Fund effective June 30, 2024 (the Effective Date). On the Effective Date, the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: American Century Investment Management, Inc. (American Century)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Robert Gahagan	Senior Vice President and Senior Portfolio Manager of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2010
Charles Tan	Senior Vice President and Co-Chief Investment Officer, Global Fixed Income of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2018
Jason Greenblath	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2021
Paul Norris	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	May 2024
The rest of the section remains the same.
On the Effective Date, the portfolio manager information under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: American Century Investment Management, Inc. (American Century)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Robert Gahagan	Senior Vice President and Senior Portfolio Manager of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2010
Charles Tan	Senior Vice President and Co-Chief Investment Officer, Global Fixed Income of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2018
Jason Greenblath	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2021
Paul Norris	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	May 2024
Mr. Gahagan joined American Century in 1983. Mr. Gahagan began his investment career in 1983 and earned a B.A. and an M.B.A. from the University of Missouri-Kansas City.
Mr. Tan joined American Century in 2018. Prior to joining American Century, Mr. Tan worked at Aberdeen Standard Investments from 2005 to 2018. Mr. Tan began his investment career in 1994 and earned a B.S. from University of International Business and Economics, Beijing and an M.B.A from Bucknell University.
Mr. Greenblath joined American Century in 2019. Prior to joining American Century, Mr. Greenblath worked at Aberdeen Standard Investments from 2012 to 2019. Mr. Greenblath began his investment career in 2002 and earned a B.S. from Pennsylvania State University.
Mr. Norris joined American Century in 2023. Prior to joining American Century, Mr. Norris worked at Conning Asset Management from 2017 to 2023. Mr. Norris began his investment career in 1992. Mr. Norris earned a B.S. from Towson University and an M.S. from the University of Maryland.
The rest of the section remains the same.
SUP7028-0002_(05/24)

On the Effective Date, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI as it pertains to VP - American Century Diversified Bond Fund is hereby superseded and replaced with the following:

		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2023, unless otherwise noted
VP – American Century Diversified Bond Fund	American Century: Robert Gahagan	13 RICs 2 other accounts	$16.48 billion $556.13 million	None	American Century	American Century
	Jason Greenblath	11 RICs 1 PIV	$10.48 billion $99.69 million	None
	Paul Norris(d)	11 RICs 1 other account	$10.05 billion $104.14 million	None
	Charles Tan	12 RICs	$10.58 billion	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(d)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of February 29, 2024.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP7028-0002_(05/24)